Harbor Ares Systematic High Yield ETF
Harbor Ares Systematic Multi-Sector Income ETF
Supplement dated June 15, 2026 to the Prospectus, dated March 1, 2026

Effective immediately, the Funds’ Prospectus is updated to include title changes for Mr. Benoy Thomas and Mr. Michael Flannery, portfolio managers for Harbor Ares Systematic High Yield ETF and Harbor Ares Systematic Multi-Sector Income ETF (the “Funds”) and Mr. Giancarlo Pesolillo, portfolio manager for Harbor Ares Systematic High Yield ETF.
Mr. Thomas’s title is updated to Deputy Chief Investment Officer, Mr. Flannery’s title is updated to Managing Director, Quantitative Risk & Research, and Mr. Pesolillo’s title is updated to Managing Director where they appear in the Prospectus.
There are no changes associated with Messrs. Benjamin Brodsky and Michael Harper, additional portfolio managers of the Funds.

Effective immediately, the “Fund Summary - Portfolio Managers” section of the Funds' Prospectus is revised as follows, with respect to Messrs. Thomas, Flannery, and Pesolillo, as applicable:
Benoy Thomas, CFA Ares Systematic Credit Limited
Mr. Thomas is Deputy Chief Investment Officer of Ares Systematic Credit and has managed the Fund since 2021.
Garth Flannery, CFA Ares Systematic Credit Limited
Mr. Flannery is Managing Director, Quantitative Risk & Research of Ares Systematic Credit and has managed the Fund since 2021.
Giancarlo Pesolillo, CFA Ares Systematic Credit Limited
Mr. Pesolillo is a Managing Director at Ares Systematic Credit and has managed the Fund since 2025.

Effective immediately, the applicable table in “The Subadvisor - Portfolio Management” section of the Funds' Prospectus is replaced with the following:

Ares Systematic Credit Limited
Ares Systematic Credit Limited (“Ares Systematic Credit”), located at 10 New Burlington Street, London, W1S 3BE, England, serves as Subadvisor to the Funds listed below. Ares Systematic Credit (formerly, BlueCove Limited) is a wholly owned subsidiary of Ares Management Corporation. The portfolio managers are primarily responsible for the day-to-day portfolio management of such Fund.

Harbor Ares Systematic High Yield ETF (formerly, Harbor Scientific Alpha High-Yield ETF)
■
Benjamin Brodsky, CFA
■
Michael Harper, CFA
■
Benoy Thomas, CFA
■
Garth Flannery, CFA
■
Giancarlo Pesolillo, CFA
Harbor Ares Systematic Multi-Sector Income ETF (formerly, Harbor Scientific Alpha Income ETF)
■
Benjamin Brodsky, CFA
■
Michael Harper, CFA
■
Garth Flannery, CFA
■
Benoy Thomas, CFA

PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Benjamin Brodsky, CFA
Mr. Brodsky joined Ares Systematic Credit in 2018 and is Chief
Investment Officer. He was Co-Chief Investment Officer from 2018 until 2019. Prior to joining Ares Systematic Credit, Mr. Brodsky was
Managing Director and Deputy Chief Investment Officer of Systematic
Fixed Income at BlackRock. Mr. Brodsky previously held the role of Global Head of Fixed Income Asset Allocation for Barclays Global
Investors before it merged with BlackRock in 2009. Mr. Brodsky started his career in 1999 at Salomon Brothers Asset Management.

Garth Flannery, CFA
Mr. Flannery joined Ares Systematic Credit in 2018 and is a Managing
Director, Quantitative Risk & Research. Prior to joining Ares Systematic
Credit, Mr. Flannery was Director of Fixed Income Beta Research
at BlackRock from 2016 to 2018. Prior to this, Mr. Flannery was a
Portfolio Manager and Researcher in Systematic Fixed Income at
BlackRock (formerly Barclays Global Investors) from 2003 to 2016.

Michael Harper, CFA
Mr. Harper joined Ares Systematic Credit in 2018 and is Head of
Portfolio Management. Prior to joining Ares Systematic Credit,
Mr. Harper was Managing Director and Head of Core Portfolio
Management at BlackRock (formerly Barclays Global Investors) from
2001 to 2018. While at BlackRock, Mr. Harper was responsible for building three new investment styles for EMEA and managed the development of Smart Beta, Factor, and new systematic strategies.

Giancarlo Pesolillo, CFA
Mr. Pesolillo joined Ares Systematic Credit in 2019 and is a Managing
Director. Prior to joining Ares Systematic Credit in 2019, Giancarlo was a Portfolio Manager at DCI in San Francisco from 2012 – 2019, where he focused on systematic long/short CDS and bond investing.
Prior to DCI, Giancarlo worked on UBS’ Equity Finance team, as well as at JP Morgan.

Benoy Thomas, CFA
Mr. Thomas joined Ares Systematic Credit in 2018 and is Deputy
Chief Investment Officer. Prior to joining Ares Systematic Credit,
Mr. Thomas was a Managing Director in Systematic Fixed Income
at BlackRock focusing on Credit and Capital structure investment strategies. During his 16 years at BlackRock and Barclays Global
Investors, Mr. Thomas helped formulate investment insights and improve portfolio management processes. Previously, Mr. Thomas was Assistant Vice President of Global Markets at JP Morgan from
1999 to 2001.

Investors Should Retain This Supplement For Future Reference
S0626.P.ETF